PROPERTY, PLANT AND EQUIPMENT (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost of sales [member]
Statement [Line Items]
Depreciation expense	$ 408,248	$ 401,672	$ 412,750
Administrative expenses [member]
Statement [Line Items]
Depreciation expense	18,413	19,228	18,192
Other expenses [member]
Statement [Line Items]
Depreciation expense	15,009	681	2,054
Total [member]
Statement [Line Items]
Depreciation expense	$ 441,670	$ 421,581	$ 432,996